Performance Management	Apr. 20, 2026
TOPS Conservative ETF Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception.
Bar Chart [Heading]	Class 2 Annual Total Return for Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2020	7.88%
Worst Quarter:	1st Quarter 2020	(8.22)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Class 2 shares	10.15%	4.34%	4.99%	4.30%
Class 1 shares	10.39%	4.61%	5.25%	4.55%
Investor Class shares	9.76%	4.09%	4.77%	4.29%
Service Class Shares	10.15%	4.34%	N/A	5.05%
S&P 500® Total Return Index (reflects no deduction for fees and expenses)	17.88%	14.42%	14.82%	13.81%(2)
(1)	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
(2)	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945
TOPS Balanced ETF Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Return for Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2020	11.17%
Worst Quarter:	1st Quarter 2020	(13.60)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Class 2 shares	12.85%	5.52%	6.39%	5.47%
Class 1 shares	13.17%	5.79%	6.66%	5.79%
Investor Class shares	12.59%	5.26%	6.10%	5.46%
Service Class shares	12.81%	5.47%	N/A	6.28%
S&P 500® Total Return Index (reflects no deduction for fees and expenses)	17.88%	14.42%	14.82%	13.81%(2)
(1)	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
(2)	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]

The SP 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945
TOPS Moderate ETF Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception
Bar Chart [Heading]	Class 2 Annual Total Return for Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2020	14.05%
Worst Quarter:	1st Quarter 2020	(16.97)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Class 2 shares	15.13%	6.92%	7.99%	6.62%
Class 1 shares	15.50%	7.20%	8.26%	6.89%
Investor Class shares	14.87%	6.66%	7.63%	6.74%
Service Class shares	15.11%	6.88%	N/A	7.72%
S&P 500® Total Return Index (reflects no deduction for fees and expenses)	17.88%	14.42%	14.82%	13.81%(2)
(1)	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
(2)	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945
TOPS Moderately Aggressive ETF Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception.
Bar Chart [Heading]	Class 2 Annual Total Return for Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2020	17.09%
Worst Quarter:	1st Quarter 2020	(21.53)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Class 2 shares	17.99%	8.56%	9.53%	8.37%
Class 1 shares	18.31%	8.85%	9.80%	8.67%
Investor Class shares	17.74%	8.30%	9.12%	8.01%
Service Class shares	17.99%	8.56%	N/A	9.25%
S&P 500® Total Return Index (reflects no deduction for fees and expenses)	17.88%	14.42%	14.82%	13.81%(2)
(1)	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
(2)	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945
TOPS Aggressive ETF Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception.
Bar Chart [Heading]	Class 2 Annual Total Return for Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2020	19.37%
Worst Quarter:	1st Quarter 2020	(24.32)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Class 2 shares	18.83%	9.41%	10.43%	8.63%
Class 1 shares	19.17%	9.69%	10.71%	8.88%
Investor Class shares	18.53%	9.15%	9.99%	8.81%
Service Class shares	18.83%	9.41%	N/A	10.08%
S&P 500® Total Return Index (reflects no deduction for fees and expenses)	17.88%	14.42%	14.82%	13.81%(2)
(1)	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
(2)	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945
TOPS Managed Risk Balanced ETF Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception.
Bar Chart [Heading]	Class 2 Annual Total Return for Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2020	7.57%
Worst Quarter:	1st Quarter 2020	(9.42)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Class 2 shares	9.03%	3.83%	4.92%	4.28%
Class 1 shares	9.35%	4.11%	5.18%	4.54%
Class 3 shares	8.94%	3.75%	4.81%	4.22%
Class 4 shares	8.70%	3.49%	4.55%	3.88%
Investor Class shares	7.85%	(1.85)%	1.85%	1.22%
S&P 500® Total Return Index (reflects no deduction for fees and expenses)	17.88%	14.42%	14.82%	14.26%(2)
(1)	Inception date of Class 1 and Class 2 shares is June 9, 2011. Inception date of Class 3 and Class 4 shares is May 1, 2012. Inception date of Investor Class is July 22, 2015.
(2)	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945
TOPS Managed Risk Moderate ETF Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception.
Bar Chart [Heading]	Class 2 Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2020	9.18%
Worst Quarter:	1st Quarter 2020	(11.97)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.18%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Class 2 shares	10.36%	4.74%	5.72%	4.93%
Class 1 shares	10.58%	4.99%	5.97%	5.17%
Class 3 shares	10.23%	4.64%	5.62%	4.88%
Class 4 shares	10.00%	4.38%	5.34%	4.64%
Investor Class shares	10.50%	3.15%	4.73%	3.76%
S&P 500® Total Return Index (reflects no deduction for fees and expenses)	17.88%	14.42%	14.82%	14.26%(2)
(1)	Inception date of Class 1 and Class 2 shares is June 9, 2011. Inception date of Class 3 and Class 4 shares is May 1, 2012. Inception date of Investor Class is July 22, 2015.
(2)	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945
TOPS Managed Risk Moderately Aggressive ETF Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception.
Bar Chart [Heading]	Class 2 Annual Total Return for Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2020	10.53%
Worst Quarter:	1st Quarter 2020	(13.39)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.53%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Class 2 shares	11.65%	5.36%	6.13%	4.74%
Class 1 shares	11.95%	5.62%	6.39%	4.99%
Class 3 shares	11.50%	5.24%	6.02%	5.04%
Class 4 shares	11.27%	5.01%	5.76%	4.86%
Investor Class shares	11.58%	5.25%	5.93%	4.72%
S&P 500® Total Return Index (reflects no deduction for fees and expenses)	17.88%	14.42%	14.82%	13.81%(2)
(1)	Inception date of Class 1 and 2 is April 26, 2011. Inception date of Class 3 and 4 is May 1, 2012. Inception date of Investor Class is July 22, 2015.
(2)	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945